UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE
Report for the Calender Year or Quarter End: March 31, 2008

Check here if Amendment    { }; Amendment Number:
This Amendment (Check only one): { } is a restatement
             { } adds new holding entries

Institutional Investment Manager Filing this Report

Name:     Admiral Capital Management, LLC
Address:  41 West Putnam Ave Suite 300
Greenwich, CT 06830

13F File Number: 28-12669

The institutional investment manager
filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin Crouchley
Title:    Principal/ Chief Operating Officer
Phone:    203-742-2111
Signature, Place, and Date of Signing:

Kevin Crouchley,Greenwich,CT 06830 MAY 6, 2008

Report Type ( Check only one):
[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934
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FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS: 0

FORM 13F INFORMATION TABLE ENTRY TOTAL: 20

FORM 13F INFORMATION TABLE VALUE TOTAL: $133,909,022.

LIST OF OTHER MANAGERS REPORTING FOR THIS REPORT: NONE
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				FORM 13F INFORMATION TABLE

NAME OF ISSUER			TITLE OF					SH/PRN				VOTING
														AUTHORITY
   				CLASS		CUSIP		VALUE 	 	AMOUNT		S/P	P/C	SOLE
CARNIVAL CORP                  NOTE 1.132% 4/33 143658AV4      14625000.        22500           S                None
CENTRAL EUROPEAN DIST CORP     NOTE 3.00% 3/13  153435AA0       1597500.         1500           S                None
CV THERAPEUTICS                NOTE 2.00% 5/23  126667AD6        863955.         1000           S                None
ESSEX PROPERTY TRUST           NOTE 3.62% 11/25 29717PAB3       5885593.         5000           S                None
FREEPORT-MCMORAN               COM              35671D782       5640696.        40000           S                40000
HOLOGIC INC                    COM              436440101       3463880.        62300           S                62300
LIBERTY MEDIA/VIAB             NOTE 3.25% 3/31  530715AR2       3500000.         5000           S                None
LINCARE HOLDINGS               NOTE 2.75% 11/37 532791AC4       8358515.         9000           S                None
MAXTOR                         NOTE 2.375% 8/12 577729AE6      10209375.         7500           S                None
MEDTRONICS INC.                NOTE 1.5% 4/11   585055AL0       7374989.         7000           S                None
MOLSON COORS BREWING           COM              60871R209       3096373.        58900           S                None
NABORS INDUSTRIES              NOTE .94% 5/11   629568AP1      10230600.        10000           S                None
PROLOGIS                       NOTE 1.87% 11/37 743410AR3       4517712.         5000           S                None
PROTEIN DESIGN                 NOTE 2.75% 8/23  74369LAD5       6768750.         7500           S                None
SANDISK CORP                   COM              80004C101        620675.        27500           S               27500
SCIELE PHARMACEUTICAL          COM              808627103        292500.        15000           S               15000
SYMANTEC CORP                  NOTE             871503AD0       9153984.         8500           S                None
TEVA PHARMACEUTICALS           NOTE .25%        88164RAB3      30703575.        22500           S                None
UNITED AUTO GROUP              NOTE 3.5% 4/26   909440AH2       6860700.         6534           S                None
YAHOO INC                      COM              984332106        144650.         5000           S                5000


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